Note 6 - Warehouse Fund Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Disclosure of Long-Lived Assets Held-for-Sale [Table Text Block]
	As at December 31,
	2025	2024
Warehouse fund assets
Warehouse fund assets	$56,050	$110,779
Warehouse fund assets - non-current	73,785	94,334
Total warehouse fund assets	$129,835	$205,113
Liabilities related to warehouse fund assets
Liabilities related to warehouse fund assets	$33,679	$86,344
Liabilities related to warehouse fund assets - non-current	48,782	14,103
Total liabilities related to warehouse fund assets	$82,461	$100,447
Net warehouse fund assets	$47,374	$104,666